Schedule of estimated useful lives of intangible assets (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 2	2
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 2	$ 5
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 4	10
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 4	$ 20
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 5	20
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 6	2